Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2012
Class A | Thrivent Partner Worldwide Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.31%	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.30%
1 Year	rr_ExpenseExampleYear01	675
3 Years	rr_ExpenseExampleYear03	1,001
5 Years	rr_ExpenseExampleYear05	1,350
10 Years	rr_ExpenseExampleYear10	2,331
Annual Return 2009	rr_AnnualReturn2009	31.25%
Annual Return 2010	rr_AnnualReturn2010	13.16%
Annual Return 2011	rr_AnnualReturn2011	(12.12%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.20%)
1 Year	rr_AverageAnnualReturnYear01	(16.94%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.41%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2008
Class A | Thrivent Partner Worldwide Allocation Fund | Class A | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.60%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2008
Class A | Thrivent Partner Worldwide Allocation Fund | Class A | (after taxes on distributions and redemptions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.85%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.37%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2008
Class A | Thrivent Partner Worldwide Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Partner Worldwide Allocation Fund TWAAX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Partner Worldwide Allocation Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the "Class A Shares" section on pages 112 through 114 of this prospectus and the "Sales Charges" section under the heading "Purchase, Redemption and Pricing of Shares" of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 101% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund's portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	101.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by investing primarily in equity and debt securities of issuers throughout the world. The Fund seeks to diversify its portfolio broadly among developed and emerging countries and among multiple asset classes. Under normal market conditions, the Fund invests at least 40% of its net assets in foreign assets. If market conditions are not deemed favorable by the Fund's investment adviser, the Fund could invest a lower percentage, but at least 30% of its net assets in foreign assets. A foreign asset could be an investment in an issuer that is organized under the laws of a foreign jurisdiction; that is traded principally in a foreign country; that derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country or has at least 50% of its assets in a foreign country; or that otherwise exposes the Fund's portfolio to the economic fortunes and risks of a foreign country.

The debt securities in which the Fund invests may be of any maturity or credit quality and may include high-yield, high-risk bonds, notes, debentures and other debt obligations commonly known as "junk bonds." At the time of purchase, these high-yield, high-risk debt securities are rated within or below the "BB" major rating category by Standard & Poor's or the "Ba" major rating category by Moody's or are unrated but considered to be of comparable quality. The interest rates of the Fund's debt securities may be fixed, floating or subject to periodic reset provisions.

The Adviser will make asset allocation decisions among the various asset classes and has selected multiple subadvisers to manage each such class, although the Adviser will directly manage the Fund's assets that are allocated to U.S. securities. The subadvisers invest independently of one another and use their own methodologies for selecting assets.

The Fund will generally make the following allocations among the broad asset classes listed below:

International large-cap growth	0-45%
International large-cap value	0-45%
Emerging markets equity	0-30%
International small- and mid-cap equities	0-30%
Emerging markets debt	0-30%
U.S. securities	0-20%

The Fund's actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performances among asset classes. These allocations may change without shareholder approval or advance notice to shareholders to the extent consistent with applicable law.

Principal Global Investors, LLC manages the international large-cap growth assets. Mercator Asset Management, LP manages the international large-cap value assets but also manages, to a lesser extent, emerging markets equity assets. Aberdeen Asset Management Investment Services Limited also manages the emerging markets equity assets. Victory Capital Management Inc. manages the international small- and mid-cap assets. Goldman Sachs Asset Management, L.P. manages the emerging markets debt assets. The Adviser manages the assets allocated to U.S. securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund's benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Fund's portfolio is exposed, will affect the market prices of the company's securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize their intrinsic value or if value stocks are out of favor.

Foreign Securities Risk. Securities of foreign companies in which the Fund invests generally carry more risk than securities of U.S. companies. The economies and financial markets of certain regions—such as Latin America, Asia, Europe and the Mediterranean region—can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries; the differing regulatory environments, trading days, and accounting standards of foreign markets; and higher transaction costs. The Fund's investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices and impair the Fund's ability to repatriate capital or income. In addition, the issuer of non-U.S. sovereign debt in which the Fund invests or the governmental authorities that control the repayment of such debt may be unable or unwilling, for economic reasons or otherwise, to repay the principal or interest when due. The Fund is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Fund's share price to decline.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Foreign securities generally have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Small and Mid Cap Risk. Small- and medium-sized companies often have greater price volatility, lower trading volumes, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. In addition, small cap companies seldom pay significant dividends that could cushion returns in a falling market.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund's portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

High Yield Risk. High yield securities, to which the Fund's portfolio is exposed, are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Allocation Risk. The Fund's investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Multi-Manager Risk. The investment styles employed by the subadvisers may not be complementary. The interplay of the various strategies employed by the subadvisers may result in the Fund indirectly holding positions in certain types of securities, industries or sectors. These positions may be detrimental to a Fund's performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a Fund's realization of capital gains. It is also possible that one subadviser could be selling a particular security or security from a certain country while another subadviser could be purchasing the same security or a security from that same country.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility and Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index. The index is the MSCI All Country World Index ex-USA, which measures the performance of developed and emerging stock markets throughout the world. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart includes the effects of Fund expenses, but not sales charges.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q2 '09	+22.16%
Worst Quarter:	Q3 '11	-18.20%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 30, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class A | Thrivent Partner Worldwide Allocation Fund | MSCI All Country World Index ex-USA (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.35%)

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
[2]	The Adviser has contractually agreed, through at least February 28, 2013, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Partner Worldwide Allocation Fund in order to limit the Net Annual Fund Operating Expenses (excluding Acquired (Underlying) Fund Fees and Expenses, if any) to an annual rate of 1.30% of the average daily net assets of the Class A shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.